Exhibit 99.1

CHASE ISSUANCE TRUST

Monthly Information Officer’s Certificate

Monthly Period: February 2020

The undersigned, a duly authorized representative of JPMorgan Chase Bank, National Association (the “Bank”), as Servicer pursuant to the Fourth Amended and Restated Transfer and Servicing Agreement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Servicer and Administrator, Chase Card Funding LLC, as Transferor, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: February 29, 2020

(b)	Interest Period: February 18, 2020 through March 15, 2020

Interest Period for new Issuances:

A(2020-1): February 18, 2020 through March 14, 2020

(c)	Determination Date: March 12, 2020

(d)	Distribution Date: March 16, 2020

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia M. Garvey
Name: Patricia M. Garvey
Title: Executive Director